Income Taxes - Additional Information (Details) - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2014	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Income Tax [Line Items]
Foreign net operating loss carryforwards			$ 900,000
Unrecognized tax benefits that would impact effective tax rate			700,000	$ 1,000,000
Unrecognized tax benefits expected to reverse in next twelve months			500,000
Accrued gross interest and penalties			200,000	31,000
Recognized net interest expense		$ 0	$ 100,000	$ 20,000
Predecessor
Income Tax [Line Items]
Recognized net interest expense	$ 0
Foreign
Income Tax [Line Items]
Net operating loss carryforwards expiration beginning year			2020
Net operating loss carryforwards period			5 years